Accounting changes and new accounting guidance - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
		Jan. 31, 2018	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Held-to-maturity securities transferred to available-for-sale, amortized cost			$ 1,100	$ 1,117	$ 74
Pre-tax adjustment to other comprehensive income		$ 47
Staff expense	[1]			6,145	6,033	$ 5,809
Cash segregated under federal or other regulations				2,000	2,000
Change in interest-bearing deposits with the Federal Reserve and other central banks				21,954	(29,613)	53,347
Change in accruals and other, net	[2]			1,508	(195)	(465)
Reduction to retained earnings			(25,580)	(28,652)	(25,635)
Available-for-sale securities transferred to trading assets							$ 1,000
Equity securities without readily determinable fair value				55
Securities without readily determinable fair value, upward price adjustment				27
ASU 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU					25
ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Staff expense					62	75
ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in interest-bearing deposits with the Federal Reserve and other central banks				643	(1,631)	(898)
ASU 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accruals and other, net				24	24	$ 17
ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU					(55)
ASU 2014-09 | Impact of adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction to retained earnings			$ 55
Retained earnings | ASU 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU					27
Retained earnings | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustment for the cumulative effect of applying the ASU					(55)
Operating segments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash segregated under federal or other regulations				$ 2,394	$ 1,751

[1]	In 2018, we adopted new accounting guidance included in ASU 2017-07, Compensation-Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which required the reclassification of the components of pension and other postretirement costs, other than the service cost component. As a result, staff expense increased and other expense decreased. Prior periods have been reclassified. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Reflects the impact of adopting new accounting guidance included in ASU 2016-15 and ASU 2016-18. Prior periods have been restated. See Note 2 of the Notes to Consolidated Financial Statements for additional information.